Note 9 - Leases - Balance Sheet Information (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Operating lease right-of-use assets (note 9)	$ 390,565	$ 341,623
Operating lease liabilities - current	(89,938)	(84,989)
Operating lease liabilities - non-current	(375,454)	(322,496)
Total operating lease liabilities	(465,392)	(407,485)
Fixed assets, cost	8,244	3,895
Accumulated depreciation	(2,566)	(2,511)
Fixed assets, net	5,678	1,384
Long-term debt - current	(1,415)	(755)
Long-term debt - non-current	(4,295)	(725)
Total finance lease liabilities	$ (5,710)	$ (1,480)